Restructuring - Schedule of Restructuring Provisions (Details) $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Restructuring [Roll Forward]
Beginning balance	$ 31
Provision	6
Amounts paid	(31)
Ending balance	$ 6